UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08363

Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 2 of its series, Evergreen Strategic Value and Evergreen Equity Index Fund, for the quarter ended October 31, 2004. These 9 series have a July 31 fiscal year end.
Date of reporting period:	October 31, 2004

Item 1 — Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	7,470	$145,516
Dana Corp.	14,908	222,278
Delphi Corp.	56,029	471,204
Goodyear Tire & Rubber Co. *þ	17,506	176,460
Johnson Controls, Inc.	18,994	1,089,306
Visteon Corp. þ	12,936	91,975

		2,196,739

Automobiles 0.6%
Ford Motor Co.	182,685	2,380,385
General Motors Corp. þ	56,384	2,173,603
Harley-Davidson, Inc.	29,461	1,696,070

		6,250,058

Distributors 0.1%
Genuine Parts Co.	17,471	696,918

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	63,205	3,195,645
Darden Restaurants, Inc.	15,754	385,973
Harrah's Entertainment, Inc.	11,175	653,961
Hilton Hotels Corp.	38,432	764,797
International Game Technology	34,408	1,136,840
Marriott International, Inc., Class A	22,852	1,245,206
McDonald's Corp.	125,422	3,656,051
Starbucks Corp.*	39,682	2,098,384
Starwood Hotels & Resorts Worldwide, Inc., Class B	20,783	991,973
Wendy's International, Inc.	11,339	378,382
Yum! Brands, Inc.	29,010	1,261,935

		15,769,147

Household Durables 0.5%
Black & Decker Corp.	8,002	642,400
Centex Corp.	12,338	640,836
Fortune Brands, Inc.	14,380	1,047,152
KB Home	4,623	380,242
Leggett & Platt, Inc.	19,137	538,324
Maytag Corp. þ	7,880	137,112
Newell Rubbermaid, Inc. þ	27,446	591,736
Pulte Homes, Inc.	12,671	695,384
Snap-on, Inc.	5,772	169,581
Stanley Works	8,177	364,040
Whirlpool Corp. þ	6,628	389,395

		5,596,202

Internet & Catalog Retail 0.6%
eBay, Inc.*	65,996	6,441,870
Leisure Equipment & Products 0.2%
Brunswick Corp.	9,543	447,758
Eastman Kodak Co. þ	28,614	866,432
Hasbro, Inc.	17,656	312,335
Mattel, Inc.	41,344	723,933

		2,350,458

Media 3.6%
Clear Channel Communications, Inc.	58,908	1,967,527
Comcast Corp., Class A*	223,125	6,582,187
Dow Jones & Co., Inc.	8,174	361,700
[1]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Gannett Co., Inc.	26,569	$2,203,899
Interpublic Group of Companies, Inc.*	42,145	516,698
Knight Ridder, Inc. þ	7,730	529,737
McGraw-Hill Companies, Inc.	18,969	1,636,076
Meredith Corp.	5,016	245,784
New York Times Co., Class A þ	14,659	587,093
Omnicom Group, Inc.	18,695	1,475,036
Time Warner, Inc.*	456,511	7,596,343
Tribune Co.	31,777	1,372,766
Univision Communications, Inc., Class A*	32,205	997,067
Viacom, Inc., Class B	173,209	6,320,396
Walt Disney Co.	205,128	5,173,328

		37,565,637

Multi-line Retail 1.1%
Big Lots, Inc. *þ	11,501	142,497
Dillards, Inc., Class A þ	8,338	170,846
Dollar General Corp.	32,787	631,150
Family Dollar Stores, Inc.	16,801	496,469
Federated Department Stores, Inc.	17,952	905,678
J.C. Penney Co., Inc.	28,773	995,258
Kohl's Corp.*	34,113	1,731,576
May Department Stores Co.	29,097	758,268
Nordstrom, Inc.	14,020	605,384
Sears, Roebuck & Co.	21,168	740,880
Target Corp.	90,188	4,511,204

		11,689,210

Specialty Retail 2.5%
AutoNation, Inc. *þ	26,617	458,611
AutoZone, Inc.*	8,301	679,105
Bed Bath & Beyond, Inc.*	30,009	1,224,067
Best Buy Co., Inc.	32,448	1,921,571
Boise Cascade Corp.	8,790	259,481
Circuit City Stores, Inc.	19,846	322,497
Gap, Inc.	90,231	1,802,815
Home Depot, Inc.	219,192	9,004,407
Limited Brands, Inc. þ	47,182	1,169,170
Lowe's Companies, Inc.	77,838	4,380,723
Office Depot, Inc.*	31,277	506,375
RadioShack Corp.	15,940	477,084
Sherwin-Williams Co.	14,213	607,179
Staples, Inc.	49,677	1,477,394
Tiffany & Co.	14,589	427,895
TJX Companies, Inc.	48,797	1,170,152
Toys "R" Us, Inc.*	21,363	384,748

		26,273,274

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	18,788	876,085
Jones Apparel Group, Inc.	12,451	439,520
Liz Claiborne, Inc.	10,755	439,664
Nike, Inc., Class B	26,294	2,137,965
Reebok International, Ltd.	5,905	218,485
VF Corp.	11,008	592,561

		4,704,280

[2]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.5%
Beverages 2.3%
Adolph Coors Co., Class B	3,732	$248,924
Anheuser-Busch Companies, Inc.	79,971	3,994,552
Brown-Forman Corp., Class B	12,126	544,457
Coca-Cola Co.	242,239	9,849,438
Coca-Cola Enterprises, Inc.	46,825	979,111
Pepsi Bottling Group, Inc.	25,394	712,048
PepsiCo, Inc.	169,130	8,385,465

		24,713,995

Food & Staples Retailing 3.4%
Albertsons, Inc. þ	36,721	837,606
Costco Wholesale Corp.	46,043	2,207,301
CVS Corp.	39,876	1,733,011
Kroger Co.*	73,792	1,114,997
Safeway, Inc.*	44,618	813,832
SUPERVALU, Inc.	13,575	400,327
SYSCO Corp.	63,840	2,060,117
Wal-Mart Stores, Inc.	423,569	22,838,841
Walgreen Co.	102,288	3,671,116
Winn-Dixie Stores, Inc. þ	14,182	48,786

		35,725,934

Food Products 1.3%
Archer-Daniels-Midland Co.	64,989	1,258,837
Campbell Soup Co.	40,983	1,099,984
ConAgra Foods, Inc.	52,756	1,392,758
General Mills, Inc.	37,958	1,679,641
H.J. Heinz Co.	34,889	1,268,215
Hershey Foods Corp.	24,586	1,246,264
Kellogg Co.	41,275	1,774,825
McCormick & Co., Inc. þ	13,685	484,860
Sara Lee Corp.	79,199	1,843,753
Wm. Wrigley Jr. Co.	22,439	1,467,511

		13,516,648

Household Products 1.8%
Clorox Co.	21,270	1,161,342
Colgate-Palmolive Co.	53,020	2,365,753
Kimberly-Clark Corp.	49,372	2,946,027
Procter & Gamble Co.	253,812	12,990,098

		19,463,220

Personal Products 0.6%
Alberto-Culver Co.	9,055	406,207
Avon Products, Inc.	47,211	1,867,195
Gillette Co.	100,023	4,148,954

		6,422,356

Tobacco 1.1%
Altria Group, Inc.	204,848	9,926,934
Reynolds American, Inc. þ	14,776	1,017,476
UST, Inc.	16,496	678,975

		11,623,385

[3]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 7.3%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	33,321	$1,427,139
BJ Services Co.*	16,125	822,375
Halliburton Co.	44,082	1,632,797
Nabors Industries, Ltd.*	14,852	729,530
Noble Corp.*	13,368	610,650
Rowan Co., Inc.*	10,663	272,226
Schlumberger, Ltd.	58,955	3,710,628
Transocean, Inc.*	32,033	1,129,163

		10,334,508

Oil & Gas 6.3%
Amerada Hess Corp.	9,100	734,461
Anadarko Petroleum Corp.	24,981	1,684,968
Apache Corp.	32,548	1,650,184
Ashland, Inc.	7,095	408,814
Burlington Resources, Inc.	39,412	1,635,598
ChevronTexaco Corp.	212,672	11,284,376
ConocoPhillips	68,764	5,797,493
Devon Energy Corp.	24,136	1,785,340
El Paso Corp. þ	63,998	572,142
EOG Resources, Inc.	11,766	783,145
Exxon Mobil Corp.	649,505	31,968,636
Kerr-McGee Corp.	15,075	892,741
Kinder Morgan, Inc.	12,334	793,940
Marathon Oil Corp.	34,551	1,316,739
Occidental Petroleum Corp.	39,107	2,183,344
Sunoco, Inc. þ	7,521	559,261
Unocal Corp.	26,432	1,103,536
Valero Energy Corp.	25,528	1,096,938
Williams Companies, Inc.	55,458	693,780

		66,945,436

FINANCIALS 20.5%
Capital Markets 2.8%
Bank of New York Co., Inc.	77,678	2,521,428
Bear Stearns Companies, Inc.	10,290	974,977
Charles Schwab Corp.	136,429	1,248,325
E*TRADE Financial Corp.*	37,267	480,744
Federated Investors, Inc., Class B	10,823	313,759
Franklin Resources, Inc.	24,898	1,509,317
Goldman Sachs Group, Inc.	48,517	4,773,102
Janus Capital Group, Inc.	23,898	364,445
Lehman Brothers Holdings, Inc.	27,090	2,225,443
Mellon Financial Corp.	42,332	1,223,395
Merrill Lynch & Co., Inc.	93,795	5,059,302
Morgan Stanley	109,666	5,602,836
Northern Trust Corp.	21,946	933,583
State Street Corp.	33,572	1,512,419
T. Rowe Price Group, Inc. þ	12,705	708,558

		29,451,633

Commercial Banks 6.1%
AmSouth Bancorp þ	35,317	932,016
Bank of America Corp.	406,107	18,189,533
BB&T Corp.	55,354	2,275,603
Comerica, Inc.	17,112	1,052,559
[4]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Fifth Third Bancorp	56,902	$2,799,009
First Horizon National Corp. þ	12,330	533,642
Huntington Bancshares, Inc. þ	22,932	549,221
KeyCorp	40,615	1,364,258
M&T Bank Corp.	11,689	1,203,967
Marshall & Ilsley Corp.	22,248	933,749
National City Corp.	66,168	2,578,567
North Fork Bancorp, Inc.	31,140	1,373,274
PNC Financial Services Group, Inc.	28,191	1,474,389
Regions Financial Corp.	46,134	1,618,381
SouthTrust Corp.	33,232	1,447,918
SunTrust Banks, Inc.	35,761	2,516,859
Synovus Financial Corp.	30,891	839,926
U.S. Bancorp	187,626	5,367,980
Wachovia Corp. °	130,729	6,433,174
Wells Fargo & Co.	168,594	10,068,434
Zions Bancorp	8,937	591,361

		64,143,820

Consumer Finance 1.3%
American Express Co.	126,576	6,717,388
Capital One Financial Corp.	24,112	1,778,501
MBNA Corp.	127,562	3,269,414
Providian Financial Corp.*	29,223	454,418
SLM Corp.	43,527	1,970,032

		14,189,753

Diversified Financial Services 3.8%
CIT Group, Inc.	21,048	850,339
Citigroup, Inc.	517,193	22,947,854
JPMorgan Chase & Co.	355,629	13,727,279
Moody's Corp.	14,776	1,149,721
Principal Financial Group, Inc.	31,291	1,181,548

		39,856,741

Insurance 4.2%
ACE, Ltd.	28,356	1,079,229
AFLAC, Inc.	50,634	1,816,748
Allstate Corp.	69,187	3,327,203
AMBAC Financial Group, Inc.	10,828	845,234
American International Group, Inc.	260,121	15,791,946
AON Corp. þ	31,534	643,609
Chubb Corp.	19,069	1,375,447
Cincinnati Financial Corp.	16,804	701,567
Hartford Financial Services Group, Inc.	29,272	1,711,826
Jefferson Pilot Corp. þ	13,625	657,951
Lincoln National Corp.	17,570	769,566
Loews Corp.	18,519	1,109,288
Marsh & McLennan Co.	51,979	1,437,739
MBIA, Inc.	14,302	827,514
MetLife, Inc.	74,894	2,872,185
Progressive Corp.	19,982	1,869,316
Prudential Financial, Inc.	51,817	2,407,936
SAFECO Corp. þ	12,569	581,191
St. Paul Travelers Companies, Inc.	66,770	2,267,509
Torchmark Corp.	10,949	591,465
[5]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCK continued
FINANCIALS continued
Insurance continued
UnumProvident Corp. þ	29,593	$404,240
XL Capital, Ltd., Class A	13,816	1,001,660

		44,090,369

Real Estate 0.5%
Apartment Investment & Management Co., Class A REIT þ	9,450	346,721
Equity Office Properties Trust REIT	40,227	1,131,183
Equity Residential Properties Trust REIT	28,022	934,534
Plum Creek Timber Co., Inc. REIT	18,303	664,216
ProLogis	18,152	707,565
Simon Property Group, Inc. REIT	22,076	1,287,472

		5,071,691

Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp.	56,219	1,795,073
Fannie Mae	96,635	6,778,945
Freddie Mac	68,590	4,568,094
Golden West Financial Corp.	15,253	1,783,381
MGIC Investment Corp. þ	9,836	632,553
Sovereign Bancorp, Inc. þ	34,271	741,967
Washington Mutual, Inc.	87,115	3,372,222

		19,672,235

HEALTH CARE 12.6%
Biotechnology 1.3%
Amgen, Inc.*	126,398	7,179,406
Applera Corp. - Applied Biosystems Group	20,151	384,481
Biogen Idec, Inc.*	33,785	1,964,935
Chiron Corp.*	18,742	607,616
Genzyme Corp.*	22,762	1,194,322
Gilead Sciences, Inc.*	42,987	1,488,640
MedImmune, Inc.*	24,885	707,232

		13,526,632

Health Care Equipment & Supplies 2.3%
Bausch & Lomb, Inc.	5,310	323,698
Baxter International, Inc.	61,380	1,888,049
Becton Dickinson & Co.	25,015	1,313,288
Biomet, Inc.	25,360	1,183,805
Boston Scientific Corp.*	84,081	2,968,059
C.R. Bard, Inc.	10,466	594,469
Fisher Scientific International, Inc.*	11,475	658,206
Guidant Corp.	31,407	2,092,334
Hospira, Inc.*	15,580	497,158
Medtronic, Inc.	120,747	6,171,379
Millipore Corp.*	4,950	227,651
PerkinElmer, Inc.	12,792	262,748
St. Jude Medical, Inc.*	17,671	1,353,068
Stryker Corp.	40,061	1,726,228
Thermo Electron Corp.*	16,302	472,758
Waters Corp.*	11,804	487,387
Zimmer Holdings, Inc.*	24,465	1,898,239

		24,118,524

Health Care Providers & Services 1.9%
Aetna, Inc.	15,332	1,456,540
AmerisourceBergen Corp.	11,226	617,879
[6]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCK continued
HEALTH CARE continued
Health Care Providers & Services continued
Anthem, Inc. *þ	13,939	$1,120,696
Cardinal Health, Inc.	42,970	2,008,847
Caremark Rx, Inc.*	46,524	1,394,324
CIGNA Corp.	13,730	871,306
Express Scripts, Inc.*	7,746	495,744
HCA, Inc.	48,189	1,769,982
Health Management Associates, Inc. þ	24,301	502,059
Humana, Inc.*	15,913	304,734
IMS Health, Inc.	23,348	494,511
Manor Care, Inc.	8,731	285,853
McKesson Corp.	29,312	781,458
Medco Health Solutions, Inc.*	27,167	921,233
Quest Diagnostics, Inc.	10,172	890,457
Tenet Healthcare Corp.*	46,539	498,898
UnitedHealth Group, Inc.	66,363	4,804,681
Wellpoint Health Networks, Inc.*	15,681	1,531,406

		20,750,608

Pharmaceuticals 7.1%
Abbott Laboratories	155,865	6,644,525
Allergan, Inc.	13,151	941,086
Bristol-Myers Squibb Co.	194,205	4,550,223
Eli Lilly & Co.	112,875	6,197,966
Forest Laboratories, Inc.*	36,968	1,648,773
Johnson & Johnson	296,334	17,299,979
King Pharmaceuticals, Inc.*	24,117	263,116
Merck & Co., Inc.	221,514	6,935,603
Mylan Laboratories, Inc. þ	26,830	462,013
Pfizer, Inc.	753,864	21,824,363
Schering-Plough Corp.	147,001	2,662,188
Watson Pharmaceuticals, Inc.*	10,928	306,312
Wyeth	133,166	5,280,032

		75,016,179

INDUSTRIALS 11.6%
Aerospace & Defense 2.0%
Boeing Co.	83,808	4,182,019
General Dynamics Corp.	19,960	2,038,315
Goodrich Corp.	11,854	365,459
Honeywell International, Inc.	85,819	2,890,384
Lockheed Martin Corp.	44,417	2,446,933
Northrop Grumman Corp.	35,794	1,852,340
Raytheon Co.	45,036	1,642,913
Rockwell Collins, Inc.	17,675	626,932
United Technologies Corp.	51,081	4,741,338

		20,786,633

Air Freight & Logistics 1.1%
FedEx Corp.	29,992	2,732,871
Ryder System, Inc.	6,429	322,093
United Parcel Service, Inc., Class B	112,257	8,888,509

		11,943,473

Airlines 0.1%
Delta Air Lines, Inc. *þ	12,541	68,349
Southwest Airlines Co.	78,891	1,244,111

		1,312,460

[7]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCK continued
INDUSTRIALS continued
Building Products 0.2%
American Standard Companies, Inc.*	21,357	$781,026
Masco Corp.	43,258	1,482,019

		2,263,045

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *þ	31,769	259,235
Apollo Group, Inc., Class A*	19,256	1,270,896
Avery Dennison Corp.	11,028	670,943
Cendant Corp.	105,400	2,170,186
Cintas Corp.	17,091	737,306
Deluxe Corp. þ	4,995	190,259
Equifax, Inc.	13,601	355,666
H&R Block, Inc. þ	16,462	782,768
Monster Worldwide, Inc.*	11,841	332,140
Pitney Bowes, Inc.	23,076	1,009,575
R. R. Donnelley & Sons Co.	21,875	687,969
Robert Half International, Inc.	17,203	456,396
Waste Management, Inc.	57,893	1,648,793

		10,572,132

Construction & Engineering 0.0%
Fluor Corp.	8,330	386,845

Electrical Equipment 0.4%
American Power Conversion Corp.	20,007	385,735
Cooper Industries, Ltd., Class A	9,453	604,047
Emerson Electric Co.	41,947	2,686,705
Power-One, Inc.*	8,371	58,764
Rockwell Automation, Inc.	18,403	767,221

		4,502,472

Industrial Conglomerates 4.7%
3M Co.	78,144	6,061,630
General Electric Co.	1,054,127	35,966,813
Textron, Inc.	13,837	942,992
Tyco International, Ltd.	200,556	6,247,319

		49,218,754

Machinery 1.5%
Caterpillar, Inc.	34,218	2,755,918
Crane Co. þ	5,890	164,154
Cummins, Inc. þ	4,423	309,964
Danaher Corp.	30,777	1,696,736
Deere & Co.	24,775	1,481,049
Dover Corp.	20,300	797,181
Eaton Corp.	15,126	967,308
Illinois Tool Works, Inc.	30,178	2,784,826
Ingersoll-Rand Co., Ltd., Class A	17,304	1,184,286
ITT Industries, Inc.	9,213	747,543
Navistar International Corp. *þ	6,970	240,813
Paccar, Inc.	17,328	1,201,004
Pall Corp.	12,490	322,991
Parker-Hannifin Corp.	11,925	842,263

		15,496,036

[8]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCK continued
INDUSTRIALS continued
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	37,179	$1,554,454
CSX Corp.	21,447	782,815
Norfolk Southern Corp.	39,305	1,334,405
Union Pacific Corp.	25,881	1,629,727

		5,301,401

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	9,087	532,407

INFORMATION TECHNOLOGY 16.2%
Communications Equipment 2.8%
ADC Telecommunications, Inc. *þ	80,760	178,480
Andrew Corp. *þ	16,054	224,435
Avaya, Inc.*	45,191	650,750
CIENA Corp.*	56,825	140,358
Cisco Systems, Inc.*	675,062	12,967,941
Comverse Technology, Inc.*	19,532	403,141
Corning, Inc. !*	139,139	1,593,142
JDS Uniphase Corp. *þ	143,784	455,795
Lucent Technologies, Inc. *þ	430,255	1,527,405
Motorola, Inc.	235,874	4,071,185
QLogic Corp. *þ	9,222	299,715
QUALCOMM, Inc.	162,515	6,794,752
Scientific-Atlanta, Inc.	15,292	418,848
Tellabs, Inc. *þ	41,554	332,432

		30,058,379

Computers & Peripherals 3.6%
Apple Computer, Inc.*	38,730	2,034,487
Dell, Inc.*	249,260	8,739,056
EMC Corp.*	240,081	3,089,842
Gateway, Inc. *þ	37,210	217,678
Hewlett-Packard Co.	301,504	5,626,065
International Business Machines Corp.	167,250	15,010,687
Lexmark International, Inc., Class A*	12,931	1,074,695
NCR Corp.*	9,405	529,972
Network Appliance, Inc.*	35,710	873,824
Sun Microsystems, Inc.*	332,073	1,504,291

		38,700,597

Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc.*	48,483	1,214,984
Jabil Circuit, Inc.*	20,063	487,732
Molex, Inc.	18,932	559,819
Sanmina-SCI Corp.*	52,031	416,248
Solectron Corp.*	96,012	501,183
Symbol Technologies, Inc. þ	23,896	351,032
Tektronix, Inc.	9,159	277,792

		3,808,790

Internet Software & Services 0.5%
Yahoo!, Inc.*	135,839	4,916,013

IT Services 1.2%
Affiliated Computer Services, Inc., Class A*	12,777	696,985
Automatic Data Processing, Inc.	58,321	2,530,548
Computer Sciences Corp.*	18,842	935,882
Convergys Corp.*	14,231	185,145
[9]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCK continued
INFORMATION TECHNOLOGY continued
IT Services continued
Electronic Data Systems Corp. þ	51,153	$1,088,024
First Data Corp.	85,608	3,533,898
Fiserv, Inc.*	19,497	692,924
Paychex, Inc.	37,749	1,237,941
Sabre Group Holdings, Inc., Class A	13,703	294,752
SunGard Data Systems, Inc.*	28,793	762,727
Unisys Corp.*	33,431	355,037

		12,313,863

Office Electronics 0.1%
Xerox Corp. *þ	83,776	1,237,372

Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc. *þ	35,436	596,034
Altera Corp.*	37,115	843,624
Analog Devices, Inc.	37,777	1,520,902
Applied Materials, Inc.*	169,550	2,729,755
Applied Micro Circuits Corp.*	31,264	113,801
Broadcom Corp., Class A*	32,157	869,847
Intel Corp.	640,469	14,256,840
KLA-Tencor Corp.*	19,605	892,616
Linear Technology Corp.	30,701	1,162,954
LSI Logic Corp. *þ	38,428	174,847
Maxim Integrated Products, Inc.	32,422	1,426,244
Micron Technology, Inc.*	61,050	743,589
National Semiconductor Corp.*	35,752	597,058
Novellus Systems, Inc.*	14,254	369,321
NVIDIA Corp. *þ	16,627	240,593
PMC-Sierra, Inc. *þ	17,665	181,243
Teradyne, Inc. *þ	19,381	320,949
Texas Instruments, Inc.	172,830	4,225,693
Xilinx, Inc.	34,652	1,060,351

		32,326,261

Software 4.6%
Adobe Systems, Inc.	23,939	1,341,302
Autodesk, Inc.	11,332	597,763
BMC Software, Inc.*	22,272	421,386
Citrix Systems, Inc.*	16,887	407,483
Computer Associates International, Inc.	58,440	1,619,372
Compuware Corp.*	38,557	223,245
Electronic Arts, Inc.*	30,319	1,361,930
Intuit, Inc.*	19,124	867,465
Mercury Interactive Corp. *þ	9,300	403,899
Microsoft Corp.	1,085,523	30,383,789
Novell, Inc. *þ	38,606	277,577
Oracle Corp.*	516,247	6,535,687
Parametric Technology Corp.*	26,869	139,450
PeopleSoft, Inc.*	36,629	760,784
Siebel Systems, Inc.*	50,468	479,446
Symantec Corp.*	31,464	1,791,560
Veritas Software Corp.*	43,213	945,501

		48,557,639

[10]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCK continued
MATERIALS 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	22,693	$1,206,814
Dow Chemical Co.	93,792	4,215,012
E.I. du Pont de Nemours & Co.	99,629	4,271,095
Eastman Chemical Co.	7,772	368,937
Ecolab, Inc.	25,703	870,047
Engelhard Corp.	12,418	351,429
Great Lakes Chemical Corp. þ	5,071	129,919
Hercules, Inc. *þ	11,159	159,351
International Flavors & Fragrances, Inc.	9,408	367,382
Monsanto Co.	26,660	1,139,715
PPG Industries, Inc.	17,149	1,093,249
Praxair, Inc.	32,441	1,369,010
Rohm & Haas Co.	22,399	949,494
Sigma-Aldrich Corp. þ	6,899	383,860

		16,875,314

Construction Materials 0.0%
Vulcan Materials Co.	10,208	508,154

Containers & Packaging 0.2%
Ball Corp.	11,219	447,077
Bemis Co., Inc.	10,676	282,594
Pactiv Corp.*	15,005	355,468
Sealed Air Corp.*	8,384	415,343
Temple-Inland, Inc.	5,563	328,885

		1,829,367

Metals & Mining 0.7%
Alcoa, Inc.	86,844	2,822,430
Allegheny Technologies, Inc.	9,513	159,914
Freeport-McMoRan Copper & Gold, Inc., Class B þ	17,677	640,261
Newmont Mining Corp.	44,265	2,103,473
Nucor Corp.	15,828	668,416
Phelps Dodge Corp.	9,385	821,563
United States Steel Corp.	11,319	415,634
Worthington Industries, Inc. þ	8,717	173,032

		7,804,723

Paper & Forest Products 0.5%
Georgia-Pacific Corp.	25,776	891,592
International Paper Co.	48,549	1,869,622
Louisiana-Pacific Corp.	10,910	267,404
MeadWestvaco Corp.	20,149	635,298
Weyerhaeuser Co.	23,907	1,497,535

		5,161,451

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.0%
ALLTEL Corp.	30,775	1,690,471
AT&T Corp.	79,344	1,357,576
BellSouth Corp.	182,779	4,874,716
CenturyTel, Inc.	13,481	432,605
Citizens Communications Co.	33,103	443,580
Qwest Communications International, Inc.*	181,217	619,762
SBC Communications, Inc.	330,832	8,356,817
Sprint Corp.	145,026	3,038,295
Verizon Communications, Inc.	276,402	10,807,318

		31,621,140

[11]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCK continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.3%
Nextel Communications, Inc., Class A*	111,176	$2,945,052

UTILITIES 3.0%
Electric Utilities 2.1%
Allegheny Energy, Inc. *þ	13,689	250,646
Ameren Corp.	19,396	931,008
American Electric Power Co., Inc.	39,502	1,300,801
CenterPoint Energy, Inc. þ	30,705	322,710
Cinergy Corp.	18,029	712,506
Consolidated Edison, Inc. þ	24,106	1,047,406
DTE Energy Co.	17,345	740,805
Edison International	32,529	992,134
Entergy Corp.	22,654	1,480,665
Exelon Corp.	65,909	2,611,315
FirstEnergy Corp.	32,931	1,361,038
FPL Group, Inc.	18,496	1,274,374
PG&E Corp.*	40,026	1,282,433
Pinnacle West Capital Corp. þ	9,117	388,567
PPL Corp.	18,861	980,772
Progress Energy, Inc.	24,640	1,017,632
Southern Co.	73,699	2,328,151
TECO Energy, Inc. þ	19,845	277,830
TXU Corp.	29,633	1,814,132
Xcel Energy, Inc. þ	39,918	682,598

		21,797,523

Gas Utilities 0.1%
Keyspan Corp.	15,992	638,880
NICOR, Inc. þ	4,399	165,051
NiSource, Inc.	26,307	564,285
Peoples Energy Corp. þ	3,757	160,725

		1,528,941

Multi-Utilities & Unregulated Power 0.8%
AES Corp.*	64,538	703,464
Calpine Corp. *þ	53,197	132,460
CMS Energy Corp. *þ	18,947	177,344
Constellation Energy Group, Inc.	17,518	711,581
Dominion Resources, Inc. þ	32,970	2,120,630
Duke Energy Corp.	93,628	2,296,695
Dynegy, Inc., Class A *þ	37,892	186,808
Public Service Enterprise Group, Inc. þ	23,685	1,008,744
Sempra Energy	23,142	776,183

		8,113,909

Total Common Stocks (cost $742,218,736)		1,050,587,606

Principal Amount

SHORT-TERM INVESTMENTS 4.3%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 1.62%, 12/16/2004 †ƒ	$2,000,000	1,995,950
[12]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 4.1%
Evergreen Institutional Money Market Fund ø	5,130,357	$5,130,357
Navigator Prime Portfolioþþ	37,813,772	37,813,772

		42,944,129

Total Short-Term Investments (cost $44,940,079)		44,940,079

Total Investments (cost $787,158,815) 103.6%		1,095,527,685
Other Assets and Liabilities (3.6%)		(37,778,452)

Net Assets 100.0%		$1,057,749,233

*	Non income producing security
þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,639,788 at October 31, 2004. The Fund earned $53,171 of income from Wachovia Corporation during the quarter ended October 31, 2004.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
REIT	Real Estate Investment Trust

At October 31, 2004, the Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2004	Unrealized Gain
December 2004	28 S&P 500	$7,794,597	$7,912,100	$117,503

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $801,564,386. The gross unrealized appreciation and depreciation on securities based on tax cost was $363,691,962 and $69,728,663, respectively, with a net unrealized appreciation of $293,963,299.

[13]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 8.4%
Media 7.2%
Comcast Corp., Class A *	538,635	$15,641,961
Liberty Media Corp., Class A *	1,018,850	9,088,142
News Corp., Ltd., ADR	364,860	11,471,198
Time Warner, Inc. *	940,053	15,642,482

		51,843,783

Textiles, Apparel & Luxury Goods 1.2%
Liz Claiborne, Inc.	219,048	8,954,682

CONSUMER STAPLES 7.6%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	100,538	5,021,873
PepsiCo, Inc.	186,237	9,233,631

		14,255,504

Food Products 2.2%
General Mills, Inc.	228,553	10,113,470
H.J. Heinz Co.	164,253	5,970,597

		16,084,067

Household Products 0.8%
Kimberly-Clark Corp.	95,013	5,669,426

Tobacco 2.6%
Altria Group, Inc.	391,086	18,952,027

ENERGY 10.4%
Energy Equipment & Services 1.9%
Halliburton Co.	149,822	5,549,407
Schlumberger, Ltd.	128,016	8,057,327

		13,606,734

Oil & Gas 8.5%
ChevronTexaco Corp.	215,790	11,449,817
Exxon Mobil Corp.	686,440	33,786,577
Kerr-McGee Corp.	78,962	4,676,130
Marathon Oil Corp.	179,286	6,832,589
XTO Energy, Inc.	157,887	5,270,268

		62,015,381

FINANCIALS 28.2%
Capital Markets 3.7%
Merrill Lynch & Co., Inc.	202,300	10,912,062
Morgan Stanley	315,346	16,111,027

		27,023,089

Commercial Banks 9.3%
Bank of America Corp.	666,849	29,868,167
SunTrust Banks, Inc.	118,356	8,329,895
U.S. Bancorp	406,764	11,637,518
Wells Fargo & Co.	295,204	17,629,583

		67,465,163

Consumer Finance 1.1%
American Express Co.	144,831	7,686,181

Diversified Financial Services 6.7%
Citigroup, Inc.	681,088	30,219,875
JPMorgan Chase & Co.	482,070	18,607,902

		48,827,777

[1]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 4.0%
Allstate Corp.	234,618	$11,282,780
American International Group, Inc.	218,882	13,288,326
SAFECO Corp. þ	97,660	4,515,798

		29,086,904

Thrifts & Mortgage Finance 3.4%
Sovereign Bancorp, Inc.	371,325	8,039,186
Washington Mutual, Inc.	417,615	16,165,877

		24,205,063

HEALTH CARE 9.2%
Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	69,132	2,126,500
Boston Scientific Corp. *	149,305	5,270,467
Medtronic, Inc.	198,756	10,158,419
Thermo Electron Corp. *	307,271	8,910,859

		26,466,245

Pharmaceuticals 5.6%
Abbott Laboratories	173,796	7,408,923
Merck & Co., Inc.	124,439	3,896,185
Pfizer, Inc.	608,564	17,617,928
Wyeth	287,598	11,403,261

		40,326,297

INDUSTRIALS 11.2%
Aerospace & Defense 2.3%
Honeywell International, Inc.	230,114	7,750,240
Northrop Grumman Corp.	175,903	9,102,980

		16,853,220

Industrial Conglomerates 5.9%
Allete, Inc.	179,405	6,096,182
General Electric Co.	640,306	21,847,240
Tyco International, Ltd.	477,940	14,887,831

		42,831,253

Machinery 3.0%
Deere & Co.	101,421	6,062,947
Illinois Tool Works, Inc.	78,118	7,208,729
Ingersoll-Rand Co., Ltd., Class A *	122,758	8,401,558

		21,673,234

INFORMATION TECHNOLOGY 7.7%
Computers & Peripherals 3.0%
Hewlett-Packard Co.	312,485	5,830,970
International Business Machines Corp.	176,041	15,799,680

		21,630,650

IT Services 1.1%
First Data Corp.	203,333	8,393,586

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	345,318	7,686,779

Software 2.6%
Microsoft Corp.	663,177	18,562,324

[2]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 4.5%
Chemicals 1.7%
Dow Chemical Co.	122,135	$5,488,747
Monsanto Co.	159,345	6,811,999

		12,300,746

Metals & Mining 2.8%
Freeport-McMoRan Copper & Gold, Inc., Class B þ	204,914	7,421,985
Peabody Energy Corp. þ	106,531	6,794,547
Phelps Dodge Corp.	69,142	6,052,691

		20,269,223

TELECOMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 5.2%
ALLTEL Corp.	132,929	7,301,790
SBC Communications, Inc.	346,625	8,755,747
Verizon Communications, Inc.	546,229	21,357,554

		37,415,091

Wireless Telecommunication Services 2.9%
Nextel Communications, Inc., Class A *	400,558	10,610,781
Western Wireless Corp., Class A *	362,475	10,562,522

		21,173,303

UTILITIES 2.7%
Electric Utilities 2.7%
Entergy Corp.	175,637	11,479,635
PG&E Corp. *	255,628	8,190,321

		19,669,956

Total Common Stocks (cost $621,560,950)		710,927,688

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Navigator Prime Portfolio þþ (cost $11,356,767)	11,356,767	11,356,767

Total Investments (cost $632,917,717) 99.6%		722,284,455
Other Assets and Liabilities 0.4%		2,692,851

Net Assets 100.0%		$724,977,306

*	Non-income producing security
þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $637,801,257. The gross unrealized appreciation and depreciation on securities based on tax cost was $102,639,140 and $18,155,942, respectively, with a net unrealized appreciation of $84,483,198.

[3]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: /s/ Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2004

By: /s/ Carol A. Kosel Carol A. Kosel Principal Financial Officer

Date: December 29, 2004